(Loss)/ Earnings per share - Schedule of Basic (Loss)/ Earnings Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic (Loss)/ Earnings Per Ordinary Share [Abstract]
(Loss)/Profit attributable to equity holders of the parent (USD)	$ (15,242,850)	$ (83,637,387)	$ 960,686
Weighted average number of ordinary shares outstanding	22,586,305	16,458,468	100,000
Basic (loss)/earnings per ordinary share (USD)	$ (0.67)	$ (5.08)	$ 9.61